Filed pursuant to Rule 497
File No. 333-191925

FS INVESTMENT CORPORATION III

Supplement dated July 2, 2015

to

Prospectus dated April 30, 2015

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Investment Corporation III dated April 30, 2015, as previously supplemented and amended (as so supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

You should carefully consider the “Risk Factors” beginning on page 39 of the Prospectus (as supplemented and amended by this supplement) before you decide to invest in shares of our common stock.

Risk Factors

This supplement supplements and amends the section of the Prospectus entitled “Risk Factors—Risks Related to Our Investments” by replacing the eighth paragraph of the risk factor entitled “We have entered into a total return swap agreement which exposes us to certain risks, including market risk, liquidity risk and other risks similar to those associated with the use of leverage.” in its entirety with the following:

In addition to the rights of Citibank to terminate the TRS following an event of default or termination event as described above, Citibank may terminate the TRS on or after June 26, 2016. Center City Funding may terminate the TRS at any time upon providing no more than 30 days, and no less than 10 days, prior notice to Citibank. Any termination prior to June 26, 2016 will result in payment of an early termination fee to Citibank based on the maximum notional amount of the TRS. Under the terms of the TRS, the early termination fee will equal the present value of a stream of monthly payments which would be owed by Center City Funding to Citibank for the period from the termination date through and including June 26, 2016. Such monthly payments equal the product of (x) 80%, multiplied by (y) the maximum notional amount of the TRS ($400.0 million), multiplied by (z) 1.50% per annum. Other than during the first 90 days and last 30 days of the term of the TRS, Center City Funding is required to pay a minimum usage fee if less than 80% of the maximum notional amount of the TRS is utilized and an unused fee on any amounts unutilized if greater than 80% but less than 100% of the maximum notional amount of the TRS is utilized.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

This supplement supplements and amends the section of the Prospectus entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources—Financing Arrangements” by adding the following immediately after the first sentence of footnote 1 to the first table thereof:

On June 26, 2015, Center City Funding entered into an amendment to the TRS to, among other things, increase the swap spread over the one-month LIBOR Center City Funding pays to Citibank on the utilized notional amount under the TRS from 1.32% per annum to 1.50% per annum.

This supplement supplements and amends the section of the Prospectus entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources—Financing Arrangements” by replacing footnote 2 to the first table thereof in its entirety with the following:

The TRS may be terminated by Center City Funding at any time. On June 26, 2015, Center City Funding entered into an amendment to the TRS to change the date that Citibank may terminate the TRS from any time on or after June 26, 2015 to any time on or after June 26, 2016.

This supplement supplements and amends the section of the Prospectus entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources—Financing Arrangements—Total Return Swap” by adding the following immediately after the second sentence of the first paragraph thereof:

In addition, on June 26, 2015, Center City Funding entered into a fourth amendment to the TRS to (1) change the date that Citibank may terminate the TRS from any time on or after June 26, 2015 to any time on or after June 26, 2016; (2) increase the swap spread over the one-month LIBOR Center City Funding pays to Citibank on the utilized notional amount under the TRS from 1.32% per annum to 1.50% per annum; (3) reduce the amount of initial cash collateral Center City Funding is required to post in accordance with the margin requirements of the TRS (generally reduced from 25% to 20% of the notional amount of each loan that becomes subject to the TRS); and (4) decrease the threshold at which Center City Funding is required to post additional cash collateral in accordance with the margin requirements of the TRS in the event of depreciation in the value of the loans underlying the TRS.

This supplement supplements and amends the section of the Prospectus entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources—Financing Arrangements—Total Return Swap” by replacing the third sentence of the fourth paragraph thereof in its entirety with the following:

Center City Funding is required to initially cash collateralize a specified percentage of the notional amount of each loan (generally 20% (which percentage was 25% as of December 31, 2014)) that becomes subject to the TRS in accordance with margin requirements described in the TRS Agreement.

This supplement supplements and amends the section of the Prospectus entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources—Financing Arrangements—Total Return Swap” by replacing the fifth sentence of the sixth paragraph thereof in its entirety with the following:

Center City Funding pays to Citibank interest at a rate equal to one-month LIBOR plus 1.50% per annum (which spread was 1.30% per annum as of December 31, 2014) on the utilized notional amount of the loans subject to the TRS.

This supplement supplements and amends the section of the Prospectus entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources—Financing Arrangements—Total Return Swap” by replacing the first sentence of the ninth paragraph thereof in its entirety with the following:

On June 26, 2015, Center City Funding entered into an amendment to the TRS to change the date that Citibank may terminate the TRS from any time on or after June 26, 2015 to any time on or after June 26, 2016.

This supplement supplements and amends the section of the Prospectus entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources—Financing Arrangements—Total Return Swap” by replacing the third, fourth and fifth sentences of the ninth paragraph thereof in their entirety with the following (dollar amounts below are in thousands):

Any termination prior to June 26, 2016 will result in payment of an early termination fee to Citibank based on the maximum notional amount of the TRS. Under the terms of the TRS, the early termination fee will equal the present value of a stream of monthly payments which would be owed by Center City Funding to Citibank for the period from the termination date through and including June 26, 2016. Such monthly payments equal the product of (x) 80%, multiplied by (y) the maximum notional amount of the TRS ($400,000; $300,000 as of December 31, 2014), multiplied by (z) 1.50% per annum (1.30% per annum as of December 31, 2014).

This supplement supplements and amends the section of the Prospectus entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Quantitative and Qualitative Disclosures About Market Risk” by replacing the first sentence of the second paragraph thereof in its entirety with the following (dollar amounts below are in thousands):

Pursuant to the terms of the TRS between Center City Funding and Citibank, Center City Funding pays fees to Citibank at a floating rate equal to one-month LIBOR plus 1.50% per annum (which spread was 1.30% per annum as of December 31, 2014) on the utilized notional amount of the loans subject to the TRS in exchange for the right to receive the economic benefit of a pool of loans having a maximum notional amount of $400,000 (which maximum notional amount was $300,000 as of December 31, 2014).

This supplement supplements and amends the section of the Prospectus entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Quantitative and Qualitative Disclosures About Market Risk” by replacing the third sentence of footnote 1 to the table thereof in its entirety with the following:

Pursuant to the TRS, Center City Funding receives from Citibank all interest payable in respect of the loans included in the TRS and pays to Citibank interest at a rate equal to one-month LIBOR plus 1.50% per annum (which spread was 1.30% per annum as of December 31, 2014) on the utilized notional amount of the loans subject to the TRS.